Commitments and Contingencies - Summary of Future Minimum Rental Payments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 22,262
2015	20,726
2016	17,439
2017	14,467
2018	7,585
Thereafter	5,273
Total	$ 87,752